Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited)

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted) (a) (b) - 3.8% of Net Assets
	Biotechnology – 3.0%
326,667	Amphivena Therapeutics, Inc. Series B, 6.00%	$4,900,001
525,972	Amphivena Therapeutics, Inc. Series C, 6.00%	1,887,315
1,979,443	Arkuda Therapeutics, Inc. Series A, 6.00% (c)	4,709,095
968,076	Decipher Biosciences, Inc. Series II, 8.00%	2,101,693
962,412	Decipher Biosciences, Inc. Series III, 8.00%	2,089,396
74,428	Decipher Biosciences, Inc. Series IV, 8.00%	161,583
141,376	Dynacure Series C (d)	3,370,497
94,251	Dynacure Series C Warrants (expiration 04/21/25, exercise price $23.05) (d)	0
1,437,500	Hotspot Therapeutics, Inc. Series B, 6.00%	3,450,000
277,444	Oculis SA, Series B2, 6.00% (d)	2,438,122
2,692,309	Rainier Therapeutics, Inc. Series A, 6.00%	269
1,559,715	Rainier Therapeutics, Inc. Series B, 6.00%	156
4,963,028	Rallybio Holdings, LLC Series B	6,900,098
		32,008,225
	Health Care Equipment & Supplies – 0.1%
362,887	IO Light Holdings, Inc. Series A2	1,397,369
	Pharmaceuticals – 0.7%
6,346,328	Curasen Therapeutics, Inc. Series A	7,000,000
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $44,427,662)	40,405,594

PRINCIPAL AMOUNT
	CONVERTIBLE NOTES (Restricted) (b) - 0.1% of Net Assets
	Biotechnology – 0.1%
1,522,783	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 12/31/20	747,936
661,638	Vectivbio Holding AG Convertible Promissory Note, 4.00% due 12/19/21	661,638
	TOTAL CONVERTIBLE NOTES (Cost $2,184,462)	1,409,574

SHARES
	COMMON STOCKS AND WARRANTS - 94.5% of Net Assets
	Biotechnology – 63.3%
74,427	AbbVie, Inc.	7,307,243
119,074	AC Immune SA (a) (d)	801,368
164,391	ACADIA Pharmaceuticals, Inc. (a)	7,968,032
17,325	Adynxx, Inc. (a)	10,742
204,812	Alexion Pharmaceuticals, Inc. (a)	22,988,099
109,838	Alkermes plc (a)	2,131,406
42,209	Allakos, Inc. (a)	3,033,139
139,962	Allogene Therapeutics, Inc. (a)	5,993,173
78,135	Alnylam Pharmaceuticals, Inc. (a)	11,572,575

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES		VALUE
	Biotechnology – continued
557,618	Amarin Corp. plc (a) (e)	$3,858,717
307,785	Amgen, Inc.	72,594,170
256,431	Amicus Therapeutics, Inc. (a)	3,866,979
82,022	AnaptysBio, Inc. (a)	1,832,371
113,906	Apellis Pharmaceuticals, Inc. (a)	3,720,170
55,446	Arena Pharmaceuticals, Inc. (a)	3,490,326
29,426	Argenx SE (a) (e)	6,627,618
40,520	Arrowhead Pharmaceuticals, Inc. (a)	1,750,059
36,030	Ascendis Pharma A/S (a) (e)	5,328,837
117,638	Atreca, Inc. (a)	2,503,337
82,809	Avrobio, Inc. (a)	1,445,017
48,392	BeiGene Ltd. (a) (e)	9,117,053
122,085	Biogen, Inc. (a)	32,663,842
23,795	Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,739,652
156,042	BioMarin Pharmaceutical, Inc. (a)	19,246,220
50,270	bluebird bio, Inc. (a)	3,068,481
77,292	Blueprint Medicines Corp. (a)	6,028,776
27,027	Bridgebio Pharma, Inc. (a)	881,350
126,361	Coherus BioSciences, Inc. (a)	2,256,807
259,171	Corbus Pharmaceuticals Holdings, Inc. (a)	2,174,445
52,574	CRISPR Therapeutics AG (a) (d)	3,863,663
55,466	CymaBay Therapeutics, Inc. (a)	193,576
42,334	Deciphera Pharmaceuticals, Inc. (a)	2,528,186
80,468	Editas Medicine, Inc. (a)	2,380,243
13,882	Eidos Therapeutics, Inc. (a)	661,755
135,974	Epizyme, Inc. (a)	2,183,742
26,244	Esperion Therapeutics, Inc. (a)	1,346,580
30,300	Exact Sciences Corp. (a)	2,634,282
446,220	Exelixis, Inc. (a)	10,593,263
120,244	Fate Therapeutics, Inc. (a)	4,125,572
126,349	FibroGen, Inc. (a)	5,120,925
6,543	Galapagos NV (a) (e)	1,290,868
343,809	Galera Therapeutics, Inc. (a)	2,454,796
11,382	Genmab A/S (a) (e)	385,736
832,806	Gilead Sciences, Inc.	64,076,094
44,690	Global Blood Therapeutics, Inc. (a)	2,821,280
48,143	Halozyme Therapeutics, Inc. (a)	1,290,714
180,522	Incyte Corp. (a)	18,768,872
138,090	Inovio Pharmaceuticals, Inc. (a) (f)	3,721,526
61,149	Insmed, Inc. (a)	1,684,043
41,016	Intellia Therapeutics, Inc. (a)	862,156
33,437	Intercept Pharmaceuticals, Inc. (a)	1,601,967
118,058	Ionis Pharmaceuticals, Inc. (a)	6,960,700
170,056	Iovance Biotherapeutics, Inc. (a)	4,668,037
20,418	Karuna Therapeutics, Inc. (a)	2,275,790
18,606	Ligand Pharmaceuticals, Inc. (a)	2,081,081
78,290	Magenta Therapeutics, Inc. (a)	587,958

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES		VALUE
	Biotechnology – continued
318,041	Moderna, Inc. (a) (f)	$20,421,413
24,052	Molecular Templates, Inc. (a)	331,677
83,575	Momenta Pharmaceuticals, Inc. (a)	2,780,540
147,820	Nektar Therapeutics (a)	3,423,511
135,757	Neurocrine Biosciences, Inc. (a)	16,562,354
103,950	NexGel, Inc.(a) (b)	322
260,913	Ovid Therapeutics, Inc. (a)	1,922,929
848,209	Pieris Pharmaceuticals, Inc. (a)	2,629,448
54,790	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	56,434
27,394	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	37,256
66,436	Portola Pharmaceuticals, Inc. (a)	1,195,184
41,417	Principia Biopharma, Inc. (a)	2,476,322
77,935	PTC Therapeutics, Inc. (a)	3,954,422
35,515	Puma Biotechnology, Inc. (a)	370,421
104,831	Regeneron Pharmaceuticals, Inc. (a)	65,377,853
199,967	Rocket Pharmaceuticals, Inc. (a)	4,185,309
96,273	Rubius Therapeutics, Inc. (a)	575,713
62,470	Sage Therapeutics, Inc. (a)	2,597,503
103,856	Sangamo Therapeutics, Inc. (a)	930,550
88,469	Sarepta Therapeutics, Inc. (a)	14,185,119
153,361	Seattle Genetics, Inc. (a)	26,059,101
447,797	Sutro Biopharma, Inc. (a)	3,474,905
316,264	Trillium Therapeutics, Inc. (a) (d)	2,558,576
67,710	Ultragenyx Pharmaceutical, Inc. (a)	5,296,276
39,897	uniQure N.V. (a) (d)	1,797,759
43,002	United Therapeutics Corp. (a)	5,203,242
875,000	Vectivbio Holding AG (Restricted) (a) (b)	691,250
264,612	Vertex Pharmaceuticals, Inc. (a)	76,819,510
74,157	Xencor, Inc. (a)	2,401,945
52,706	Y-mAbs Therapeutics, Inc. (a)	2,276,899
26,021	Zai Lab Ltd. (a) (e)	2,137,105
27,926	Zymeworks, Inc. (a) (d)	1,007,291
		670,901,548
	Drug Discovery Technologies (a) – 0.1%
117,030	ImmunoGen, Inc.	538,338
	Health Care Equipment & Supplies – 4.0%
23,195	Abbott Laboratories	2,120,719
2,616	ABIOMED, Inc. (a)	631,921
19,400	Axonics Modulation Technologies, Inc. (a)	681,134
22,237	Baxter International, Inc.	1,914,606
13,209	Becton, Dickinson and Co.	3,160,517
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	1,364,807
21,888	DENTSPLY Sirona, Inc.	964,385
24,669	Edwards Lifesciences Corp. (a)	1,704,875
55,891	Guardant Health, Inc. (a)	4,534,437

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES		VALUE
	Health Care Equipment & Supplies – continued
10,945	Hologic, Inc. (a)	$623,865
6,736	IDEXX Laboratories, Inc. (a)	2,223,958
11,476	Inogen, Inc. (a)	407,627
95,213	Medtronic plc	8,731,032
84,162	NovoCure Ltd. (a)	4,990,807
250,748	Quotient Ltd. (a)	1,855,535
34,067	Stryker Corp.	6,138,533
6,068	Zimmer Biomet Holdings, Inc.	724,276
		42,773,034
	Health Care Providers & Services – 2.8%
54,500	Acadia Healthcare Co., Inc. (a)	1,369,040
6,946	Addus HomeCare Corp. (a)	642,922
4,406	Amedisys, Inc. (a)	874,767
262	Anthem, Inc.	68,901
3,527	Charles River Laboratories International, Inc. (a)	614,932
4,006	Cigna Corp.	751,726
166,014	CVS Health Corp.	10,785,930
14,868	HCA Healthcare, Inc.	1,443,088
1,926	Humana, Inc.	746,806
222,222	InnovaCare, Inc. Escrow Shares (Restricted) (a) (b)	158,044
13,049	Medpace Holdings, Inc. (a)	1,213,818
3,167	Molina Healthcare, Inc. (a)	563,663
33,614	UnitedHealth Group, Inc.	9,914,449
		29,148,086
	Health Care Technology (a) – 0.2%
231,027	Evolent Health, Inc.	1,644,912
	Healthcare Services (a) – 0.9%
37,768	Centene Corp.	2,400,156
12,556	Laboratory Corporation of America Holdings	2,085,677
83,190	Syneos Health, Inc.	4,845,818
		9,331,651
	Life Sciences Tools & Services – 6.2%
27,569	Bio-Techne Corp.	7,280,146
116,233	Illumina, Inc. (a)	43,046,892
344,015	Pacific Biosciences of California, Inc. (a)	1,186,852
10,514	PerkinElmer, Inc.	1,031,318
78,739	PRA Health Sciences, Inc. (a)	7,660,517
16,295	Thermo Fisher Scientific, Inc.	5,904,330
		66,110,055
	Medical Devices and Diagnostics – 1.3%
116	Align Technology, Inc. (a)	31,835
99,148	Boston Scientific Corp. (a)	3,481,086
29,262	Danaher Corp.	5,174,400
7,180	Intuitive Surgical, Inc. (a)	4,091,379
3,823	ResMed, Inc.	734,016
		13,512,716

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

SHARES		VALUE
	Pharmaceuticals – 15.7%
24,219	Acceleron Pharma, Inc. (a)	$2,307,344
46,285	Aerie Pharmaceuticals, Inc. (a)	683,167
178,012	Aerpio Pharmaceuticals, Inc. (a)	222,515
123,156	Agios Pharmaceuticals, Inc. (a)	6,586,383
19,209	AmerisourceBergen Corp.	1,935,691
60,088	Aurinia Pharmaceuticals, Inc. (a) (d)	976,430
21,807	Axsome Therapeutics, Inc. (a)	1,794,280
189,333	Bristol-Myers Squibb Co.	11,132,780
798,651	Bristol-Myers Squibb Co., CVR 03/31/21 (a) (g)	2,859,171
21,025	Eli Lilly & Co.	3,451,884
465,507	Endo International plc (a) (d)	1,596,689
16,446	GW Pharmaceuticals plc (a) (e)	2,018,253
90,598	Heron Therapeutics, Inc. (a)	1,332,697
255,929	Horizon Therapeutics plc (a)	14,224,534
341,140	Immunomedics, Inc. (a)	12,090,002
60,156	Intra-Cellular Therapies, Inc. (a)	1,544,204
18,800	IQVIA Holdings, Inc. (a)	2,667,344
42,253	Jazz Pharmaceuticals plc (a) (d)	4,662,196
110,428	Johnson & Johnson	15,529,490
15,966	Kodiak Sciences, Inc. (a)	864,080
9,280	Madrigal Pharmaceuticals, Inc. (a)	1,050,960
32,830	McKesson Corp.	5,036,779
379,103	Menlo Therapeutics, Inc. (a)	655,848
190,232	Merck & Co., Inc.	14,710,640
149,316	Milestone Pharmaceuticals, Inc. (a)	564,414
51,657	Mirati Therapeutics, Inc. (a)	5,897,680
555,772	Mylan N.V. (a)	8,936,814
13,430	MyoKardia, Inc. (a)	1,297,607
7,050	Perrigo Co. plc	389,653
324,369	Pfizer, Inc.	10,606,866
32,905	Reata Pharmaceuticals, Inc. (a)	5,133,838
59,240	Revance Therapeutics, Inc. (a)	1,446,641
149,494	Sanofi (e)	7,631,669
79,790	Spectrum Pharmaceuticals, Inc. (a)	269,690
28,747	Tetraphase Pharmaceuticals, Inc. (a)	72,442
291,666	Teva Pharmaceutical Industries Ltd. (a) (e)	3,596,242
155,320	Theravance Biopharma, Inc. (a) (d)	3,260,167
34,427	Tricida, Inc. (a)	946,054
3,911	Turning Point Therapeutics, Inc. (a)	252,611
87,566	WaVe Life Sciences Ltd. (a)	911,562
12,377	Zoetis, Inc.	1,696,144
143,456	Zogenix, Inc. (a)	3,874,747
		166,718,202
	TOTAL COMMON STOCKS AND WARRANTS (Cost $736,803,128)	1,000,678,542

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited, continued)

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENT - 0.5% of Net Assets
$5,591,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $5,591,000, 0.00%, dated 06/30/20, due 07/01/20 (collateralized by U.S. Treasury Note 0.625%, due 04/15/23, market value $5,702,895)	$5,591,000
	TOTAL SHORT-TERM INVESTMENT (Cost $5,591,000)	5,591,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.9% (Cost $789,006,252)	1,048,084,710

INTERESTS
	MILESTONE INTERESTS (Restricted) (a) (b) - 1.1% of Net Assets
	Biotechnology – 0.3%
1	Therachon Milestone Interest	3,519,632
	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	5,110
	Pharmaceuticals – 0.8%
1	Afferent Milestone Interest	613,530
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	4,971,336
1	Neurovance Milestone Interest	2,975,162
		8,560,028
	TOTAL MILESTONE INTERESTS (Cost $8,580,928)	12,084,770

NUMBERS OF CONTRACTS (100 SHARES EACH/NOTIONAL AMOUNT ($)
	CALL OPTION CONTRACTS WRITTEN - 0.0% of Net Assets
434/1,302,000	Inovio Pharmaceuticals, Inc. Jul20 30 Call	(50,344)
493/3,549,600	Moderna, Inc. Jul20 72 Call	(138,040)
88/660,000	Moderna, Inc. Jul20 75 Call	(19,184)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums received $363,788)	(207,568)
	TOTAL INVESTMENTS - 100.0% (Cost $797,223,392)	1,059,961,912
	OTHER LIABILITIES IN EXCESS OF ASSETS - 0.0%	(107,636)
	NET ASSETS - 100%	$1,059,854,276

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $ 4,709,095).
(d)	Foreign security.
(e)	American Depository Receipt
(f)	A portion of security is pledged as collateral for call options written.
(g)	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2020, the cost of securities for Federal income tax purposes was $797,223,482. The net unrealized gain on securities held by the Fund was $262,738,431 including gross unrealized gain of $361,003,267 and gross unrealized loss of $98,264,836.

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(Unaudited, continued)

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2020 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020
Arkuda Therapeutics, Inc.	$1,909,093	$2,800,002	$-	$-	$-	$4,709,095
Curasen Therapeutics, Inc.	$3,500,000	$3,500,000	$-	$-	$-	$7,000,000	*
	$5,409,093	$6,300,002	$-	$-	$-	$11,709,095

Affiliated Companies	Shares as of June 30, 2020	Principal Amount as of June 30, 2020	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Arkuda Therapeutics, Inc.	1,979,443	$-	$-	$-
Curasen Therapeutics, Inc.	6,346,328	$-	$-	$-
	8,325,771	$-	$-	$-

* Not an affiliate as of June 30, 2020.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2020, the total amount of transfers between Level 3 and Level 1 was $2,310,000. The one investment was transferred due to an initial public offering and the value is being supported by the market price. There were no other transfers between levels.

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(Unaudited, continued)

The following is a summary of the levels used as of June 30, 2020 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$-	$-	$32,008,225	$32,008,225
Health Care Equipment & Supplies	-	-	1,397,369	1,397,369
Pharmaceuticals	-	-	7,000,000	7,000,000
Convertible Notes
Biotechnology	-	-	1,409,574	1,409,574
Common Stocks And Warrants
Biotechnology	670,116,286	-	785,262	670,901,548
Drug Discovery Technologies	538,338	-	-	538,338
Health Care Equipment & Supplies	41,408,227	-	1,364,807	42,773,034
Health Care Providers & Services	28,990,042	-	158,044	29,148,086
Health Care Technology	1,644,912	-	-	1,644,912
Healthcare Services	9,331,651	-	-	9,331,651
Life Sciences Tools & Services	66,110,055	-	-	66,110,055
Medical Devices And Diagnostics	13,512,716	-	-	13,512,716
Pharmaceuticals	166,718,202	-	-	166,718,202
Short-term Investment	-	5,591,000	-	5,591,000
Milestone Interests
Biotechnology	-	-	3,519,632	3,519,632
Health Care Equipment & Supplies	-	-	5,110	5,110
Pharmaceuticals	-	-	8,560,028	8,560,028
Other Assets	-	-	490,662	490,662
Total	$998,370,429	$5,591,000	$56,698,713	$1,060,660,142
Other Financial Instruments
Liabilities
Call Options Contracts Written	$(207,568)	$-	$-	$(207,568)
Total	$(207,568)	$-	$-	$(207,568)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in securities	Balance as of September 30, 2019	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2020
Convertible Preferred and Warrants
Biotechnology	$19,080,590	$(1,577,813)	$16,815,448	$0	$(2,310,000)	$32,008,225
Health Care Equipment & Supplies	792,749	144,078	1,395,215	(934,673)	0	1,397,369
Pharmaceuticals	3,500,000	0	3,500,000	0	0	7,000,000
Convertible Notes
Biotechnology	1,395,283	(774,978)	789,269	0	0	1,409,574
Health Care Equipment & Supplies	1,682,973	(1,493,519)	0	(189,454)	0	-
Common Stock and Warrants
Biotechnology	857,885	(64,092)	0	(8,531)	0	785,262
Health Care Equipment & Supplies	835,359	529,448	0	0	0	1,364,807
Health Care Providers & Services	2,039,287	(1,102,152)	203,655	(982,746)	0	158,044
Milestone Interests
Biotechnology	3,357,712	161,920	0	0	0	3,519,632
Health Care Equipment & Supplies	6,851	8	0	(1,749)	0	5,110
Pharmaceuticals	8,295,459	264,569	0	0	0	8,560,028
Other Assets	724,661	0	66,014	(300,013)	0	490,662
	$42,568,809	$(3,912,531)	$22,769,601	$(2,417,166)	$(2,310,000)	$56,698,713

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2020	$(558,577)

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2020	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$1,458,819	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)
	20,934,533	Probability weighted expected return model	Discount rate Price to sales multiple	39.55%-44.04% (42.15%) 5.78x-39.65x (15.17x)
	21,571,885	Market approach, recent transaction	(a)	N/A
	12,733,476	Probability adjusted value	Probability of events Timing of events	10.00%-100.00% (52.24%) 0.25-16.75 (3.57) years
$56,698,713

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 5% of the Fund’s net assets at June 30, 2020.

At June 30, 2020, the Fund had a commitment of $6,673,446 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2020. The Fund on its own does not have the right to demand that such securities be registered.

Tekla Healthcare Investors

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(Unaudited, continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$377,701	$613,530.00		$613,530
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		4,902,852	15.00		4,900,001
Series C Cvt. Pfd	12/10/18		1,887,315	3.59		1,887,315
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19, 04/02/20		4,709,095	2.38		4,709,095
Cercacor Laboratories, Inc. Common	03/31/98	†	0	8.53		1,364,807
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18		7,000,000	1.10		7,000,000
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		4,485,500	2.17		2,101,693
Series III Cvt. Pfd	03/29/19		1,014,817	2.17		2,089,396
Series IV Cvt. Pfd	05/14/20		161,583	2.17		161,583
Dynacure
Series C Cvt. Pfd	04/21/20		3,258,750	23.84		3,370,497
Series C Warrants (expiration 04/21/25)	04/21/20		0	0.00		0
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
Hotspot Therapeutics, Inc. Series B Cvt. Pfd	04/22/20		3,450,000	2.40		3,450,000
Impact Biomedicines Milestone Interest	07/20/10	†	0	4,971,336.00		4,971,336
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	143,509	0.71		158,044
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/20/20	†	1,394,759	3.85		1,397,369
Neurovance Milestone Interest	03/20/17		4,917,881	2,975,162.00		2,975,162
Oculis SA, Series B2 Cvt. Pfd	01/16/19		2,335,688	8.79		2,438,122
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		1,751,520	0.00	††	269
Series B Cvt. Pfd	03/03/17		1,166,879	0.00	††	156
Cvt. Promissory Notes	01/30/19		442,580	0.00		0
Cvt. Promissory Notes	03/28/19		442,581	0.00		0
Cvt. Promissory Notes	07/16/19		510,158	117.30		598,382
Cvt. Promissory Notes	10/07/19		127,505	117.30		149,554
Rallybio Holdings, LLC Series B Cvt. Pfd	03/27/20		6,908,904	1.39		6,900,098
Therachon Milestone Interest	07/01/19		3,277,735	3,519,632.00		3,519,632
Therox Milestone Interest	06/18/19		7,611	5,110.00		5,110
Vectivbio Holding AG
Convertible	07/01/19	†	682,719	0.79		691,250
Cvt. Promissory Note	12/19/19		661,638	100.00		661,638
			$56,019,280			$56,114,039

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01